Future Annual Principal Repayment Requirements On Borrowings (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Borrowed Funds [Line Items]
2013	$ 21,770,773
2014	4,000,000
2015	3,000,000
2016	0
2017	0
2018	0
2019	3,000,000
Advances from Federal Home Loan Banks	$ 31,770,773	$ 12,031,831